Cover Page	May 02, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity Registrant Name	GANNETT CO., INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36097
Entity Tax Identification Number	38-3910250
Entity Address, Address Line One	175 Sully's Trail
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Pittsford,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14534-4560
City Area Code	585
Local Phone Number	598-0030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001579684
Former Address
Document Information [Line Items]
Entity Address, Address Line One	7950 Jones Branch Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22107-0910